Events After the Reporting Period	3 Months Ended
Mar. 31, 2020
Events After Reporting Period [Abstract]
Events After the Reporting Period
10. Events after the reporting period
COVID-19
In December 2019, a novel strain of the coronavirus
SARS-CoV-2,
which causes
COVID-19,
surfaced in Wuhan, China. Since then,
COVID-19
has spread to multiple countries, including the United Kingdom and the United States.
In response to the spread of
COVID-19,
all of the Company’s offices have been closed with employees continuing their work outside of the offices and restricted on-site
staff to only those required to execute their job responsibilities.
Also, in April 2020, the Company announced that in order ease the burden on clinical trial sites and enable healthcare professionals to focus their efforts on caring for patients with
COVID-19,
the enrollment of new patients in the Company’s ongoing clinical trials has been temporarily paused. Patients who are currently enrolled in the Company’s ongoing trials are continuing to receive treatment. Subsequently, in May 2020, the Company announced that enrollment of new patients in the Company’s global Phase 3 clinical trial for patients with biliary tract cancer (NuTide:121) has re-commenced
in certain geographies, including Australia, Canada, South Korea, Taiwan, Ukraine and the United Kingdom. Additionally, in May 2020, the Company announced the re-commencement of new patient enrollment in the Phase 1 and Phase 1b clinical trials of
NUC-3373
and the Phase 1 clinical trial of
NUC-7738.
The Company continues to evaluate the impact of
COVID-19
on its operations and believes that this pandemic will inevitably cause some delays to the timing of initiation and completion of its clinical trials. However, the precise timing of delays and overall impact is currently unknown and the Company continues to monitor the
COVID-19
pandemic as it rapidly evolves.
At this time, there is no impact on the Company’s financial statements, including the judgements and estimates included in these financial statements.
Proceeds from issue of share capital
Since the end of the reporting period the Company has issued 139,489 ADSs, representing 139,489 ordinary shares, raising gross proceeds of £0.6 million.